AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 27, 2012

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO. __

POST-EFFECTIVE AMENDMENT NO. 48 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 50 (X)

ADVISORSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code )

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Pring Turner Dow Jones Business Cycle ETF

NYSE Arca Ticker: DBIZ

Sub-advised by:

Pring Turner Capital Group

ADVISORSHARES TRUST

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

www.advisorshares.com

877.THE.ETF1

Prospectus dated June 27, 2012

THE FUND WILL NOT COMMENCE OPERATIONS, AND SHARES OF THE FUND WILL NOT BE OFFERED OR SOLD, UNTIL THE SHARES ARE LISTED ON THE NYSE.

This Prospectus provides important information about the Pring Turner Dow Jones Business Cycle ETF (the “Fund”), a series of AdvisorShares Trust (the “Trust”). Before you invest, please read this Prospectus and the Fund’s Statement of Additional Information (“SAI”) carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Summary information	1

INVESTMENT OBJECTIVE	1

FUND FEES AND EXPENSES	1

PORTFOLIO TURNOVER	2

PRINCIPAL INVESTMENT STRATEGIES	2

PRINCIPAL RISKS OF INVESTING IN THE FUND	2

FUND PERFORMANCE	4

MANAGEMENT	4

Purchase and sale of fund shares	4

tax information	5

payments to broker-dealers and other financial intermediaries	5

MORE INFORMATION ABOUT the trust and the fund	6

more information about the investment objective	6

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES	6

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUND	7

other investment practices and strategies	10

pORTFOLIO HOLDINGS	10

MANAGEMENT OF THE FUND	10

SHAREHOLDER INFORMATION	14

DISTRIBUTION PLAN	15

ADDITIONAL TAX INFORMATION	16

financial highlights	18

disclaimers	19

ADDITIONAL INFORMATION	20

-i-

Pring Turner Dow Jones Business Cycle ETF (NYSE Arca Ticker: DBIZ)

SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Pring Turner Dow Jones Business Cycle ETF (the “Fund”) seeks long-term total return from capital appreciation and income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	1.00%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	0.50%
ACQUIRED FUND FEES AND EXPENSES(b)	0.13%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	1.63%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(d)	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	1.62%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)	As a shareholder in certain ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(d)	The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.62% of the Fund’s average daily net assets for at least a year from the date of this Prospectus. This agreement is limited to the Fund’s direct operating expenses and, therefore, does not apply to “Acquired Fund Fees and Expenses.” The expense limitation agreement (i) may be terminated at any time by the Board of Trustees of the Trust (the “Board”), and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

1

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
Pring Turner Dow Jones Business Cycle ETF	$165	$513

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

PRINCIPAL INVESTMENT STRATEGIES

The overriding investment goal of the Fund is to protect the value of the Fund’s portfolio during unfavorable market conditions and to grow the value of the Fund’s portfolio in favorable market conditions. Utilizing its proprietary business cycle research, Pring Turner Capital Group (the “Sub-Advisor”) proactively changes the Fund’s asset allocation and sector emphasis in seeking to minimize the Fund’s portfolio risk and to optimize portfolio returns throughout the business cycle. The Sub-Advisor will invest the Fund’s portfolio in securities that provide diversified exposure to the three primary asset classes (i.e., stocks, bonds and commodities) across a wide range of economic sectors.

In seeking its objective, the Fund may invest in U.S. and foreign equity securities, including common and preferred stock, American Depositary Receipts (“ADRs”), high quality corporate debt securities (rated BBB or higher), affiliated and unaffiliated exchange traded funds (“ETFs”), exchange-traded notes (“ETNs”), and cash and cash equivalents. The Fund may invest in securities of any capitalization range and in any market sector at any time as necessary to seek to achieve the Fund’s investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

American Depositary Receipt (ADR) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, the Fund’s investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Commodities Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked financial instruments may be affected by changes in overall market movements, commodity benchmarks, volatility, changes in interest rates, or factors affecting a particular industry, commodity or currency, such as drought, floods, fires, weather, livestock disease, pipeline ruptures or spills, embargoes, tariffs and international economic political and regulatory developments.

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high yield securities or junk bonds.

2

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Risk. Through its investments in ETFs, the Fund will be subject to the risks associated with the ETFs’ investments, including the possibility that the value of the securities held by an ETF could decrease.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Fixed Income Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities also are subject to prepayment, interest rate, and credit risks.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment. Further, there is no guarantee that the Fund will be able to achieve its objective.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, the Fund’s investments in ETNs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Fund.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying income. Certain of the instruments in which the Fund may invest, such as certain ETNs that provide commodities exposure, may not generate qualifying income. To the extent the Fund invests in such instruments, the Fund will monitor and limit its investment in such instruments. If the Fund fails to meet the RIC qualification tests, the Fund may be subject to corporate level taxes, which may adversely affect the Fund’s returns.

3

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information will be available on the Fund’s website at www.advisorshares.com following the Fund’s commencement of operations.

MANAGEMENT

ADVISOR AND SUB-ADVISOR

Name	Title

AdvisorShares Investments, LLC	Advisor

Pring Turner Capital Group	Sub-Advisor

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor

Joe D. Turner , President & Portfolio Manager	24 years
Tom J. Kopas, Chief Executive Officer & Portfolio Manager	10 years
Jim W. Kopas , Associate Portfolio Manager & Assistant Compliance Officer	3 years

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at the NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 25,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 25,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

4

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

MORE INFORMATION ABOUT THE TRUST AND THE FUND

AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds. This Prospectus describes the Pring Turner Dow Jones Business Cycle ETF (the “Fund”).

Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.

Creation Units of the Fund are issued and redeemed principally in-kind for portfolio securities and a specific cash payment. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVE

The investment objective of the Fund is non-fundamental and may be changed by the Board without a shareholder vote.

MORE INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specific index. Instead, it uses an active investment strategy to meet its investment objective. Accordingly, the Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

Investment Process & Portfolio Construction

Although the Fund is an actively managed ETF, the Sub-Advisor will utilize the Dow Jones Pring Business Cycle IndexSM (ticker symbol: DJPRING) as its basis for developing a strategic asset allocation and sector emphasis for the Fund’s portfolio. The Dow Jones Pring Business Cycle IndexSM is a multi-asset class index that dynamically allocates among stock, bond, commodity and cash segments based on a proprietary model that accounts for the current stage of the economic business cycle.

In managing the Fund, the Sub-Advisor will consider multiple layers of analysis of the three primary asset classes: stocks, bonds and commodities (including inflation sensitive securities such as those in the natural resource sectors). The Sub-Advisor uses a multi-step process to build and dynamically manage the Fund’s portfolio to optimize portfolio returns as financial markets sequentially rotate through the typical four to five year business cycle swings. First, the Sub-Advisor will take a broad look at each of the three primary asset classes to determine whether each is in either a secular bull market or a secular bear market.

Next, utilizing its robust business cycle research, as supported by historical Dow Jones Indexes historical performance data, the current condition of the business cycle is determined. Given the three primary asset classes, bonds, stocks, and commodities, each of which will either be in a cyclical bull or bear market, there are a total of six possible turning points, or “Six Stages” of a business cycle. The Sub-Advisor has developed three models or barometers, one for each asset class, constructed from a combination of trend following, momentum, and inter-asset relationships, in order to identify the current stage of a business cycle. The barometers are designed to identify significant market turning points (cyclical peaks and troughs) for each asset class as early in a new trend as possible.

Then the Sub-Advisor determines the broad asset allocation levels for the Fund’s portfolio utilizing a stage analysis. Generally, throughout the business cycle stages, the Fund’s portfolio will consist of the following allocation changes: equity - approximately 30%-90%; bond - approximately 0%-50%, commodities - approximately 0%-20%, and cash balances - approximately 0%-40%. In seeking to achieve the Fund’s investment objective, the Sub-Advisor will make gradual asset allocation shifts and sector emphasis adjustments as the business cycle progresses.

6

Once the current business cycle stage and asset allocation level is determined, the Sub-Advisor once again utilizes historical performance data provided by Dow Jones Indexes to determine which economic sectors outperform or underperform in the specific stage. For instance, in the deflationary part of the business cycle consumer staples and utilities may be appropriate sectors to emphasize, and in the inflationary part of the cycle energy and industrials may be outperformers. Since not every cycle is the same, historical performance data is compared with actual sector behavior in the current cycle. The Sub-Advisor may utilize technical analysis tools including relative strength, trend and chart reading to determine timely sector emphasis (and de-emphasis) candidates.

The Sub-Advisor then utilizes a combination of intermediate trend (two to six month time frame) technical market indicators to further manage risk and enhance the Fund’s portfolio returns. The Sub-Advisor uses gradual asset allocation and sector emphasis shifts to better manage risks and generate consistent returns.

The final step of the investment process is the selection of appropriate individual securities and/or ETFs to best take advantage of the business cycle stage and preferred economic sectors. In addition to technical analysis methods like relative strength, trend and charting disciplines, the Sub-Advisor will utilize fundamental analysis to determine quality, value, and income characteristics. The Sub-Advisor will attempt to emphasize holdings in those securities that show positive fundamental attributes and dependable income.

From time to time, the Sub-Advisor may invest a portion of the Fund’s portfolio in unleveraged inverse ETFs to stabilize the Fund’s portfolio values. An unleveraged inverse ETF is designed to provide a return opposite of an index or other benchmark, typically for a single trading day.

Transparency

The Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUND

This section provides additional information about the Fund’s principal risks.

American Depositary Receipt (ADR) Risk. ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund or ETF to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Commodities Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked financial instruments may be affected by changes in overall market movements, commodity benchmarks, volatility, changes in interest rates, or factors affecting a particular industry, commodity or currency, such as drought, floods, fires, weather, livestock disease, pipeline ruptures or spills, embargoes, tariffs and international economic political and regulatory developments.

Credit Risk. Credit risk is the risk that the Fund could lose money if an issuer or guarantor of a debt instrument in which the Fund invests or has exposure to may be unable or unwilling to make interest and principal payments when due or otherwise meet its obligations. The Fund is also subject to the risk that its investment in a debt instrument could decline because of concerns about the issuer’s credit quality or perceived financial condition. Fixed income securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

7

Early Closing Risk. The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of a Fund on that day. If the Exchange closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

Equity Risk. Investment in the Fund involves the risks inherent in an investment in any equity security, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s portfolio. The value of portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of such securities (particularly those that are heavily weighted in the S&P 500 Index), the value of common stocks generally and other factors. The general condition of the stock market also may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

ETF Risk. The Fund may purchase shares of ETFs to gain exposure to a particular Sustainable Investment theme, segment of the market, or when such an investment provides a more cost efficient means to obtain the desired investment exposure. The Fund is subject to the same risks as the ETFs, except the Fund may have the benefit of additional diversification. While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities. ETFs also may trade below their NAV or at a “discount,” which may adversely affect the Fund’s performance. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Also, when the Fund invests in an affiliated or unaffiliated ETF, in addition to directly bearing the expenses associated with the Fund’s own operations, the Fund will bear a pro rata portion of the ETF’s expenses. Because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF.

ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating, or there is a decline in the perceived creditworthiness of the issuer, the value of the ETN will decline as a lower credit rating reflects a greater risk that the issuer will default on its obligation to ETN investors. The Fund must pay an investor fee when investing in an ETN, which will reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. There are no periodic interest payments for ETNs, and principal typically is not protected. As is the case with other exchange-traded products, an investor could lose some of or the entire amount invested in ETNs. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Fixed Income Risk. The Fund may directly or indirectly invest in fixed income securities. Fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund or ETF to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund or ETF that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund or ETF because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

8

Foreign Investment Risk. The Fund directly or indirectly may have significant exposure to securities or obligations of foreign companies through its investments in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in financial instruments that are indirectly linked to the performance of foreign issuers may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk, Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s and an ETF’s investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an ETF invests will cause the NAV of the Fund or the ETF to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s and an ETF’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The IRS has determined that income derived from certain commodity-linked instruments, such as commodity-linked derivatives, will not be considered qualifying income. To the extent the Fund invests in such instruments or other investments that do not generate qualifying income, the Fund will monitor and limit its investment in such instruments so that, when combined with any other non-qualifying income of the Fund, will not exceed the maximum 10% of the Fund’s gross income for any taxable year. If the Fund fails to meet the RIC qualification tests, the Fund may be subject to corporate level taxes unless it is eligible for certain relief provisions under the Code. The payment of such taxes would likely negatively affect the returns on the Fund.

9

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions . To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments either directly or through ETFs. The Fund may be invested in this manner for extended periods depending on the Sub-Advisor’s assessment of market conditions. These debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements and bonds that are rated BBB or higher. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

AdvisorShares Investments, LLC, located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814, serves as investment adviser of the Fund. The Advisor continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. As of May 31, 2012, the Advisor had approximately $568 million in assets under management.

Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor is entitled to an annual advisory fee of 1.00% based on the average daily net assets of the Fund. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares. The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund; upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.62% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.62% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

10

The Trust is in the process of applying for exemptive relief from the U.S. Securities and Exchange Commission (“SEC”), which, if obtained, will permit the Advisor, subject to certain conditions, to terminate sub-advisers or hire new sub-advisers for the Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of an existing sub-adviser after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement is expected to be approved by the Board. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace a sub-adviser when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change. This manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the investment advisory agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

INVESTMENT SUB-ADVISOR

Pring Turner Capital Group, located 1600 South Main Street, Suite #375, Walnut Creek, California 94596 acts as sub-adviser to the Fund. The Sub-Advisor is responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. The Sub-Advisor was established in 1988. Since 1988, Pring Turner Capital Group has operated as a registered investment adviser managing portfolios for conservative individual investors, corporations, foundations, and corporate retirement plans on a discretionary basis utilizing this business cycle approach. As of May 31, 2012, the Sub-Advisor had approximately $139 million in assets under management.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee of 0.55% based on the average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

PORTFOLIO MANAGERS

The portfolio managers listed below are primarily responsible for the day-to-day management of the Fund.

Joe D. Turner, President and Portfolio Manager

Mr. Turner is president of Pring Turner Capital Group. He co-chairs the Investment Committee, heads the Portfolio Management team, and serves as the firm’s Chief Compliance Officer. Joe’s responsibilities include oversight of client portfolios, assistance in overall investment strategy, tactical asset allocation decision-making, intermediate trend identification, and security selection. He began his career in 1968 with Dean Witter where he received his Series 7 license and served as a broker to families, corporate retirement plans and foundations. In 1977, he formed a sole proprietorship, earned his Series 65 Investment Advisor Representative designation and his firm became registered with the SEC. In 1985, the firm incorporated and changed its name to Diablo Capital Management. In 1988, Martin Pring joined the firm and co-founded Pring Turner Capital Group. In 1992 Diablo Capital and Pring Turner combined into Pring Turner Capital Group. Joe has taught graduate level courses at Golden Gate University in San Francisco on business cycle investing, asset allocation, stock market analysis, and the psychology of investing. Joe is co-author of an upcoming book titled Investing in the Second Lost Decade. He is a graduate of Oregon State University where he received a BS in Business Administration.

11

Tom J. Kopas, Chief Executive Officer and Portfolio Manager

Mr. Kopas serves as Chief Executive Officer of Pring Turner Capital Group. He co-chairs the Investment Committee, and serves on the Portfolio Management team while heading the firm’s Executive team. Tom’s responsibilities include oversight of client portfolios, assistance in overall investment strategy, tactical asset allocation decision-making, intermediate trend identification, and security selection. He began his career in the financial services industry at Dean Witter in 1981 where he received his Series 7 license. Later he served the needs of investors at both Smith Barney and Merrill Lynch where he earned his Series 65 Investment Advisor Representative designation. Tom joined the Pring Turner Capital Group team in 2002. He is a career long investment educator and is frequently invited to share his knowledge and experience about investing around the business cycle with investment and retirement groups. Mr. Kopas is co-author of an upcoming book titled Investing in the Second Lost Decade. Tom received a BA degree in Architecture from the University of California at Berkeley.

Jim W. Kopas, Associate Portfolio Manager and Assistant Compliance Officer

Mr. Kopas is an Associate Portfolio Manager and Assistant Compliance Officer at Pring Turner Capital Group. He is a member of the Investment Committee and Portfolio Management team. Jim’s responsibilities include working in support of proprietary research efforts and portfolio management. Jim has additional duties supervising back office operations and coordinating Global Investment Performance Standards (GIPS®) compliance standards. Jim joined Pring Turner Capital Group in 2009 and earned his Series 65 Investment Advisor Representative designation in 2011. Mr. Kopas is a 2012 CFA Level III candidate having successfully passed Level I and II. Jim received his BSC degree in Finance from Santa Clara University in 2008.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the SAI.

Portfolio Manager’s Prior Record. In addition to managing the Fund’s portfolio, the Sub-Advisor acts as portfolio manager to the PTCG Conservative Growth Composite (the “Composite”), which contains discretionary client accounts that are managed utilizing the Sub-Advisor’s conservative investment style, which stresses preservation of capital, income, and growth in order to attain superior returns with low risk through both good and bad market cycles. The Composite was constructed in November 2011 to capture and compare the Sub-Advisor’s performance dating to January 1, 2000. The Composite has substantially similar objectives, policies, and strategies as those of the Fund. Since January 1, 2000, Messrs. Joe D. Turner and Tom J. Kopas had primary responsibility for the investment accounts that constitute the Composite and final authority over all aspects of the account’s investments, including but not limited to purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the accounts’ investment policies and strategies. Messrs. Turner and Kopas will have the same degree of discretion in advising the Fund, subject to the oversight of the Advisor and the Board. Mr. Jim W. Kopas was not primarily responsible for the management of the investment accounts that comprise the Composite prior to 2011.

The performance tables below reflect the performance of the Composite for the entire period (subject to public availability of such information) during which Messrs. Turner and Kopas have had primary responsibility for the investments of the accounts comprising the Composite. Composite performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains. Withholding taxes may vary according to the investor’s domicile. The investment management fee schedule for the Composite is 1.25% on the first $1 million and 1.00% on amounts over $1 million. The U.S. dollar is the currency used to express performance, and the minimum account size for the Composite is $50,000. Investment advisory fees incurred by clients may vary. Past performance is not indicative of future results. Returns are presented net of management fees and include the reinvestment of all income.

The Sub-Advisor claims compliance with the Global Investment Performance Standards (GIPS®) and has not been independently verified. The Sub-Advisor maintains a list of composite descriptions, which is available upon request. To receive a complete list and description of the Sub-Advisor’s composites and/or a presentation that adheres to the GIPS® standards contact Mr. Jim Kopas at (925) 287-8527 or email jim@pringturner.com.

12

The total returns of the Composite since its inception on January 1, 2000 as compared to the performance of the S&P 500 Total Return Index* were:

PTCG Conservative Growth Composite
as of 12/31/11

Trailing Period Performance	1 Year	2 Year	3 Year	4 Year	5 Year	10 Year	Inception*
PTCG Conservative Growth Composite*	-0.12	7.60	10.96	3.19	4.04	6.16	6.55
S&P 500 Total Return Index**	3.28	9.95	16.10	0.48	1.55	4.25	1.91

Calendar Year Performance	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PTCG Con. Gro. Composite Return*	-0.72	15.31	16.84	-17.91	7.40	14.87	4.77	12.03	16.63	-6.19	1.26	15.79
S&P 500 Total Return Index**	2.11	15.06	26.46	-37.00	5.49	15.80	4.91	10.88	28.68	-22.06	-11.93	-9.10

*Inception January 1, 2000. As of December 31, 2011, the Composite consisted of 194 discretionary accounts.

** The S&P 500 Total Return Index® is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor’s, a division of the McGraw-Hill Company (“S&P”). Returns reflect no deduction for fees, expenses or taxes.

13

The performance information shown above is designed to demonstrate the historical track record of the portfolio managers and does not represent the historical performance of the Fund nor should it be considered a substitute for the Fund’s performance or a prediction of the Fund’s future performance. Performance will vary based on many factors, including market conditions, the composition of the Fund’s holdings and the Fund’s expenses. The information was prepared by the Sub-Advisor and taken from publicly available sources. The Fund believes that such information is reliable, but does not guarantee its accuracy, timeliness or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you review it.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon, or their affiliates.

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Fund.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Fund.

Tait Weller & Baker LLP, located at 1818 Market Street, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE (NAV)

The Fund calculates NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange, LLC (“NYSE”) (normally, 4:00 p.m., Eastern Time). The NYSE is typically closed on weekends and most national holidays.

In calculating NAV, the Fund generally values its portfolio investments at market price. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

Share Trading Prices

The prices of the Fund’s shares are based on market price, which may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

14

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days that the market price of the Fund’s shares was greater than the Fund’s NAV (i.e., premium) and the number of days it was less than the Fund’s NAV (i.e., discount) for various time periods is available by visiting the Fund’s website at www.advisorshares.com.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays out dividends, if any, to shareholders at least annually. The Fund distributes its net capital gains, if any, to shareholders annually.

ACTIVE INVESTORS AND Market timing

Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, for example: dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. Direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

book entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN THE FUND

For more information on how to buy and sell shares of the Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Fund’s website at www.advisorshares.com.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services. The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will, in turn, pay the service provider out of its fees.

15

No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because the Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, the Fund will notify investors by adding disclosure to the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to RICs under the Code. As long as the Fund qualifies as a RIC, it pays no federal income tax on the earnings it timely distributes to shareholders.

Tax Status of Distributions

•	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

•	The dividends you receive from the Fund will be taxed as either ordinary income dividends, qualified dividend income or capital gain dividends. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Absent further legislation income dividends will be subject to tax at the same rates applicable to ordinary income rates for taxable years beginning after December 31, 2012.

•	Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

•	Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate applicable to long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year will be taxable to you in the previous year.

16

•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits, and long-term capital gain distributions shortly after the close of each calendar year.

•	If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Derivatives and Complex Securities

An ETF that the Fund invests in may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by an ETF are treated as ordinary income or capital gain, accelerate the recognition of income to the ETFs and/or defer the ETF’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. Additional information regarding the ETF’s investment in complex securities can be found in the Fund’s SAI.

The Fund intends to qualify as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked investments will not be considered qualifying income. To the extent the Fund invests in such instruments or other investments that do not generate qualifying income, the Fund will monitor and limit its investment in such instruments so that, when combined with any other non-qualifying income of the Fund, will not exceed the maximum 10% of the Fund’s gross income for any taxable year. The income from investments by the Fund in certain ETFs and ETNs that provide exposure to or are otherwise linked to the returns of commodities or the commodities market also may not produce qualifying income depending on the characteristics of such entity or instrument. As a result, the Fund will also monitor the income it receives from its investment in such entities and instruments for compliance with the qualifying income requirement. If the Fund fails to meet the RIC qualification tests, the Fund may be subject to corporate level taxes unless it is eligible for certain relief provisions under the Code. The payment of such taxes would likely negatively affect the returns on the Fund.

Investment in Foreign Securities

An ETF in which the Fund invests may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. Additional information regarding an ETF’s investment in foreign securities can be found in the Fund’s SAI.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Absent future legislation, the exemption from the 30% U.S. withholding tax applicable to “interest-related dividends” and “short-term capital gain dividends” will cease to apply to taxable years beginning on or after January 1, 2012.

17

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of shares of the Fund received by shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

Backup Withholding

The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You should consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

FINANCIAL HIGHLIGHTS

The Fund’s Financial Statements and Annual Report to Shareholders will be available after the Fund has completed a full fiscal year of operations.

18

Disclaimers

The Dow Jones Pring U.S. Business Cycle IndexSM (the “Index”) is a joint product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME Indexes”), and Pring Research, and has been licensed for use. “Dow Jones®”, “Dow Jones Pring U.S. Business Cycle IndexSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and Pring Research, as the case may be, have been licensed to CME Indexes and have been sublicensed for use for certain purposes by Pring Turner Capital Group. Dow Jones and CME Indexes have no relationship to the Pring Turner Capital Group, other than the licensing of the Index and their respective service marks for use in connection with the Pring Turner Dow Jones Business Cycle ETF (“Fund”).

Dow Jones and CME Indexes do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

Dow Jones, CME Indexes, and their respective affiliates will not have any liability in connection with the Fund. Specifically,

•     Dow Jones, CME Indexes, and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME Indexes, and their respective affiliates disclaim any warranty about:

•     The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data related to the Index;

•     The accuracy or completeness of the Index or related data;

•     The merchantability and the fitness for a particular purpose or use of the Index or related data;

•     Dow Jones, CME Indexes, and their respective affiliates will have no liability for any errors, omissions or interruptions in the Index or related data;

•     Under no circumstances will Dow Jones, CME Indexes, and their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if such party knows that they might occur.

The licensing relating to the use of the indexes and trademarks referred to above by Pring Turner Capital Group is solely for the benefit of Pring Turner Capital Group, and not for any other third parties.

19

Pring Turner Dow Jones Business Cycle ETF

Advisor	AdvisorShares Investments, LLC 2 Bethesda Metro Center, Suite 1330 Bethesda, Maryland 20814

Sub-Advisor	Pring Turner Capital Group 1600 South Main Street, Suite #375 Walnut Creek, California 94596

Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004

Administrator, Custodian & Transfer Agent	The Bank of New York Mellon 101 Barclay Street New York, NY 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the Fund’s SAI dated June 27, 2012. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at www.advisorshares.com, or writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland  20814. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

20

Statement of Additional Information

ADVISORSHARES TRUST

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland 20814

877.843.3831

www.advisorshares.com

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolio (the “Fund”):

Pring Turner Dow Jones Business Cycle ETF

NYSE Arca Ticker: DBIZ

This SAI is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated June 27, 2012, which incorporates this SAI by reference. Capitalized terms not defined herein are defined in the Prospectus. Copies of the Fund’s Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Fund are subject to listing on NYSE Arca, Inc. (the “Exchange”), and will trade in the secondary market.

The date of this SAI is June 27, 2012

i

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust is permitted to offer separate series (i.e., funds) and additional series may be created from time to time.

As of the date of this SAI, the Trust offers sixteen funds:

Cambria Global Tactical ETF	Peritus High Yield ETF	Active Bear ETF

Madrona Domestic ETF	Madrona International ETF	Madrona Global Bond ETF

Meidell Tactical Advantage ETF	Accuvest Global Opportunities ETF	Rockledge SectorSAM ETF

TrimTabs Float Shrink ETF	AdvisorShares Dent Tactical ETF	WCM/BNY Mellon Focused Growth ADR ETF

AdvisorShares Global Echo ETF	Accuvest Global Long Short ETF (formerly, Mars Hill Global Relative Value ETF)	AdvisorShares Global Alpha & Beta ETF

Pring Turner Dow Jones Business Cycle ETF

Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Trust’s Board of Trustees (the “Board”) with respect to the fund, and in the net distributable assets of the fund on liquidation. All payments received by the Trust for shares of any fund belong to that fund. Each fund has its own assets and liabilities.

The shares of the Fund are subject to approval for listing on the Exchange. The shares of the Fund described in the Fund’s Prospectus will trade on the Exchange at market prices that may be below, at, or above the net asset value (“NAV”) of the Fund.

The Fund offers and issues shares at NAV only in aggregated lots of 25,000 or more shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of individual securities (the “Deposit Securities”); and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for the Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

1

GENERAL

AdvisorShares Investments, LLC (the “Advisor”) serves as the investment adviser to the Fund, which is a diversified open-end management investment company. The day-to-day portfolio management of the Fund is provided by Pring Turner Capital Group, the sub-adviser to the Fund (the “Sub-Advisor”). The Sub-Advisor selects securities for the Fund’s investment pursuant to an “active” management strategy for security selection and portfolio construction. The Fund will periodically change the composition of its portfolio to best meet its investment objective. The Prospectus describes the key features of the Fund, as well as important additional information, and should be read together with this SAI.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term total return from capital appreciation and income. The investment objective of the Fund is “non-fundamental” and may be changed upon 60 days’ written notice to shareholders.

Investment Strategy

The Sub-Advisor seeks to achieve the Fund’s investment objective by investing in securities that provide diversified exposure to the three primary asset classes: stocks, bonds and commodities. In seeking its objective, the Fund may invest in U.S. and foreign equity securities, including common and preferred stock, American Depositary Receipts (“ADRs”), high quality corporate debt securities (rated BBB or higher), affiliated and unaffiliated exchange traded funds (“ETFs”), exchange-traded notes (“ETNs”), and cash and cash equivalents. The Fund may invest in securities of any capitalization range and in any market sector at any time as necessary to seek to achieve the Fund’s investment objective.

The investment techniques of the Fund discussed below and in the Prospectus may, consistent with the Fund’s investment objective and limitations, be used by the Fund if, in the opinion of the Advisor or Sub-Advisor, such investment technique will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that the Fund’s investment strategy or any of the investment techniques and investment methods available to the Fund and described herein will result in the achievement of the Fund’s objective. The following information supplements and should be read in conjunction with the Fund’s Prospectus.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

Borrowing

While the Fund does not anticipate doing so, it may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund may use leverage during periods when the Sub-Advisor believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the Investment Company Act of 1940 (the “1940 Act”), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

2

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

Currency Transactions

Foreign Currencies. The Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

•	Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•	Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•	Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•	Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debts.

•	Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

•	Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

3

The Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Equity Securities

The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in the types of equity securities described below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

4

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

•	Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

5

•	Investments in Foreign Equity Securities. The Fund may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, andn monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

Fixed Income Securities

The market value of the fixed income investments in which the Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s NAV. Additional information regarding fixed income securities is described below:

•	Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•	Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

6

Debt Securities. The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, government securities, municipal securities, convertible securities, and mortgage-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and currency risk.

•	Non-Investment-Grade Debt Securities. The Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a NRSRO (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Advisor or the Sub-Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund’s investment adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

7

The Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase. However, the Advisor and Sub-Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

Foreign Issuers

The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include ADRs, Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the U.S. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the U.S. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

8

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the U.S. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the U.S. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Illiquid Securities

The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment), including Rule 144A securities. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are vested in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets as determined in accordance with SEC guidance.

A portfolio security is illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the Fund.

Investments in Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund also may invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, the Fund to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. The Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

9

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor or the Sub-Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. The Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, the Fees and Expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses are not included as an operating expense of the Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and the temporary unavailability of certain component securities of the index.

The Fund may invest in ETFs that are primarily index-based ETFs that hold substantially all of their assets in securities representing a specific index. The Fund also may invest in ETFs that are actively managed.

The Fund may invest in certain ETFs that are not taxable as regulated investment companies (“RICs”). These non-RIC ETFs may produce non-qualifying income for purposes of the “90% Test” (as defined below), which must be met in order for the Fund to maintain its status as a RIC under the Code. If one or more of these non-RIC ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, this non-qualifying income may be attributed to the Fund and could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a RIC under the Code.

10

Lending of Portfolio Securities

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor, Sub-Advisor, or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Pooled Investment Vehicles

The Fund may invest in the securities of pooled vehicles that are not investment companies and, thus, not required to comply with the provisions of the 1940 Act. As a result, as a shareholder of such vehicles, the Fund will not have all of the investors protections afforded by the 1940 Act. Such pooled vehicles may be required to comply with the provisions of other federal securities laws, such as the Securities Act of 1933. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with its own operations.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Fund. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

11

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.

Real Estate Investment Trusts (REITs)

The Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which the Fund invests in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

12

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy. However, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash, cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Short Sales

The Fund may engage regularly in short sales transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

13

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. In connection with the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac currently are protected.

When-Issued and Delayed-Delivery Securities

The Fund, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

14

Zero Coupon Bonds

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

Fundamental Policies of the Fund

In addition to the limits disclosed above and the investment limitations described in the Prospectus, the Fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements.1

1 While there is no limit on the percentage of Fund assets that may be used in connection with reverse repurchase agreements, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets.

15

Commodities. The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.2

Diversification. The Fund may not (i) with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.3

Concentration. The Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or shares of investment companies. The Fund will not invest 25% or more of its total assets in any investment company that so concentrates.3

Loans, Repurchase Agreements and Loans of Portfolio Securities. The Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate. The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

Non-Fundamental Policies

The following investment limitation is a non-fundamental policy of the Fund and may be changed with respect to the Fund by the Board:

The Fund may not purchase or hold illiquid securities if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

2 Notwithstanding this fundamental policy, the Fund will not invest in derivatives until such time as the Fund has exemptive relief that permits such investments.

3 For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective Depositary Receipt.

16

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares of the Fund are listed and traded on the Exchange. The shares of the Fund will trade on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

17

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions generally will be beneficial to the Fund.

Brokerage Selection. The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Advisor is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to the Sub-Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that the Sub-Advisor may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as the Sub-Advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases the Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Sub-Advisor will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

18

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

19

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and the Sub-Advisor, and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and the Sub-Advisory Agreement with the Advisor and the Sub-Advisor, respectively, the Board meets with the Advisor and the Sub-Advisor to review the services each provides. Among other things, the Board regularly considers the Advisor’s and the Sub-Advisor’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s or the Sub-Advisor’s use of higher-risk financial instruments in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Advisor, and Sub-Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and the Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisor, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Advisor, Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

20

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act. No single independent Trustee serves as a lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Fund (i.e., “independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

Interested Trustee

Noah Hamman* 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Trustee, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001 - 2006).	16	None

21

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

		Independent Trustees

Elizabeth (Betsy) Piper/Bach 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1952)	Trustee, No set term; served since 2009	Vice President / COO of NADA Retirement Administrators, Inc. (2009-present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001-2006).	16	None

William G. McVay 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1954)	Trustee, No set term; served since 2011	Founder of RDK Strategies, LLC (2007-present); Vice-President of Zephyr Associates, Inc., (2001- 2006); Executive Vice-President of Financeware, Inc., (2000); First Vice-President of Legg Mason Wood Walker, Inc., (1989-2000).	16	None

Officers of AdvisorShares Trust

Noah Hamman 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Chief Executive Officer & President, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001).	16	None

Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served since 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 - present); President of Ahrens Advisors, LP (2005 - 2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003-2005).	16	None

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Standing Committee. The Board has established the following standing committee:

22

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters. Each Independent Trustee serves as a member of the Audit Committee. The Audit Committee met four times during the most recently completed fiscal year.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund and its shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hamman should serve as Trustee because of the experience he has gained with respect to mutual fund company business development, and the development of exchange-traded funds in particular, in his past position with Rydex Investments, and as the former President and co-founder of Arrow Investment Advisors, LLC, a registered investment adviser to a mutual fund company. Mr. Hamman’s knowledge of and experience in the financial services industry, in general, also qualifies him to serve as Trustee.

The Trust has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry, and fiduciary and banking law. In particular, during her 30 years in the financial services industry, Ms. Piper/Bach has gained relevant experience in her roles as vice president and chief operating officer of a retirement services company, vice president and chief trust officer of a large custodian bank, and president of a large regional brokerage and wealth management group. In addition, Ms. Piper/Bach is currently serving a two-year term as the Investment Management Consultants Association (“IMCA”) chair. She has been a director of the IMCA for eight years and a member of the Finance, Audit, and Investment Committee, Personnel Committee, Certification Committee, Government Relations Committee, Investments & Wealth Monitor Editorial Advisory Board as well as the Journal of Investment Consulting Editorial Advisory Board.

The Trust has concluded that Mr. McVay should serve as Trustee because of his extensive experience in providing investment advice and business consulting services to financial institutions, endowments, foundations, corporations, and pension funds. In particular, during his 31 years in the financial services industry, Mr. McVay has gained relevant experience in his roles as founder of an investment management firm and vice president and co-director of investment management services of a global asset management firm.

23

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all AdvisorShares funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.  ”Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All AdvisorShares Funds Overseen by Trustee

Interested Trustees

Noah Hamman	AdvisorShares Pring Turner Dow Jones Business Cycle ETF	$0	$10,001 - $50,000

Independent Trustees

Elizabeth (Betsy) Piper/Bach	AdvisorShares Pring Turner Dow Jones Business Cycle ETF	$0	$0 - $10,000

William G. McVay	AdvisorShares Pring Turner Dow Jones Business Cycle ETF	$0	$0 - $10,000

Board Compensation. The following table sets forth the estimated compensation that will be paid to each Trustee by the Trust for the fiscal year ending June 30, 2012.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex

Interested Trustee

Noah Hamman	$0	N/A	N/A	$0

Independent Trustees

Elizabeth (Betsy) Piper/Bach	$2,000	N/A	N/A	$2,000

William G. McVay	$2,000	N/A	N/A	$2,000

24

Control Persons and Principal Holders of Securities. Because the Fund is new there were no beneficial owners as of the date of this SAI.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and the Sub-Advisor have each adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Advisor. The Sub-Advisor will vote proxies for securities included in the Fund’s portfolio in accordance with its proxy policies and procedures, which are included as Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Trust’s Form N-PX also will be available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Advisor is a Delaware limited liability company organized on October 12, 2006. The membership units are owned and controlled by Wilson Lane Group, LLC (which is controlled by Noah Hamman), and by Fund.com, Inc.

Pursuant to an investment advisory agreement with the Trust dated June 2, 2009 (the “Advisory Agreement”), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control of the Board and the officers of the Trust.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% based on the average daily net assets of the Fund. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker dealers and other financial institutions in connection with the sale of Fund shares. As part of its agreement with the Trust, the Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes (expected to be de minimus), brokerage commissions and other expenses connected with execution of portfolio transactions, Acquired Fund Fees and Expenses, short dividend expenses, expenses of the Independent Trustees (including any Trustees’ counsel fees) and extraordinary expenses) from exceeding 1.62% of the Fund’s average daily net assets for at least a year from the date of this SAI. The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then current one year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund, upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon 30 days’ prior written notice to the Trust. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.62% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period.

25

The Advisor is responsible for the management of the Fund and oversees the investment and the reinvestment of the assets of the Fund by the Sub-Advisor, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund’s operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Advisor, at a meeting called for the purpose of voting on such approval; or (ii) the vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund. In addition, the Advisor may at any time terminate the Advisory Agreement by not more than 60 days’ nor less than 30 days’ written notice to the Trust.

A discussion regarding the basis for the Board’s most recent approval or renewal of the Advisory Agreement will be included in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

The Sub-Advisor and the Sub-Advisory Agreement

The Sub-Advisor, a registered investment adviser under the Advisers Act, is located at 1600 South Main Street, Suite #375, Walnut Creek, California 94596. The Sub-Advisor has been a registered investment adviser with the SEC since 1988.

Pursuant to an investment sub-advisory agreement with the Advisor dated June 5, 2012 (the “Sub-Advisory Agreement”), the Sub-Advisor serves as the investment sub-adviser for the Fund, makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Advisor and the Board.

Sub-Advisory Fees Paid to the Sub-Advisor. For its services under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly, by the Advisor, at an annual rate based on the average daily net assets of the Fund. The fee is paid at the annual rate of 0.55%. The Fund is newly organized and as of the date of this SAI, the Sub-Advisor has not yet received fees under the Sub-Advisory Agreement.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, or in the event of a termination of the Advisory Agreement, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days’ written notice to the Trust. The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

26

The Trust has applied for exemptive relief from the SEC, which, if obtained, will permit the Advisor, subject to certain conditions, including Board approval, to terminate the existing Sub-Advisor or hire one or more new sub-advisers for the Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Subject to the SEC’s grant of the requested exemptive relief, the Board has approved the use of this arrangement, which is commonly referred to as a “manager of managers” arrangement. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace the Sub-Advisor when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new sub-adviser, shareholders of the Fund will receive notification of the change. The manager of managers arrangement enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The arrangement does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement for the Sub-Advisor will be included in the Fund’s Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Portfolio Managers

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Portfolio Manager Compensation. The portfolio managers are compensated by the Sub-Advisor and do not receive any compensation directly from the Fund or the Advisor. Joe Turner and Tom Kopas are principals/part owners of the Sub-Advisor and are compensated based on the advisory fees generated by the Sub-Advisor’s total assets under management. Jim Kopas receives a salary and may also earn a bonus each year based on the profitability of the Sub-Advisor. All portfolio managers have incentives to grow assets under management and protect and grow the capital they have responsibility to manage. Thus, portfolio manager compensation is aligned with the interests of the Sub-Advisor’s clients, including the Fund and its investors.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of the date of this SAI.

27

Accounts Managed by Portfolio Managers. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joe D. Turner	0	0	0	0	133	$138.90
Tom J. Kopas	0	0	0	0	133	$138.90
Jim W. Kopas	0	0	0	0	133	$138.90

*      Information provided is as of May 31, 2012.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Agreements

The Bank of New York Mellon (the “Administrator”) serves as administrator, custodian and transfer agent for the Fund. The principal address of the Administrator is 101 Barclay Street, New York, NY 10286. Under the Fund’s Administration and Accounting Agreement with the Trust (the “Administration Agreement”), the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under a custodian agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Trust for the Fund. Pursuant to a transfer agency and service agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Distribution

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of the Fund. The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into agreement with the Trust pursuant to which it distributes shares of the Fund (the “Distribution Agreement”). The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and this SAI. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of FINRA. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund. The Distributor is not affiliated with the Trust, the Advisor, Sub-Advisor, or any stock exchange.

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

28

Distribution Plan. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

No distribution fees are currently charged to the Fund; there are no plans to impose these fees, and no such fees will be charged for at least a year from the date of this SAI. However, in the event that distribution fees are charged in the future, because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

Costs and Expenses. The Fund bears all expenses of its operation other than those assumed by the Advisor, which are discussed in detail above under “The Advisor and the Advisory Agreement.”

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

29

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

30

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” — per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash — the Cash Component — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Advisor with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

31

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (25,000 in the case of the Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

32

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

33

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
Pring Turner Dow Jones Business Cycle ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

34

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 3:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, if transmitted by mail, or by 2:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

35

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
Pring Turner Dow Jones Business Cycle ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

36

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including ETFs, is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Fund Management reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

37

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

RIC Modernization Act

Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the “RIC Modernization Act”) which makes certain beneficial changes for RICs under subchapter M of the Code and their shareholders, some of which are referenced below. In general, the RIC Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests described below. Additionally, the RIC Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts certain RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

Regulated Investment Company (RIC) Status

The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

38

If the Fund fails to satisfy the qualifying income or diversification requirements to qualify as a RIC in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates applicable to qualified dividend income (for tax years ending prior to December 31, 2012). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to the Fund and its shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

For taxable years beginning after December 22, 2010, the Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The recently enacted RIC Modernization Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Different rules apply to pre-enactment net capital losses which can only be carried forward to offset capital gains realized during the eight years following the year of the loss and are treated as a short-term capital loss in the year to which it is carried. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Fund Distributions

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends received by the Fund from an ETF taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF.

39

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sale and Redemption of Shares

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

40

Investment in Certain ETFs and Certain Direct Fund Investments

The Fund may invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs should satisfy the qualifying income test with respect to the Fund’s qualification as a RIC. The Fund may also invest in one or more ETFs that are not taxable as RICs under the Code, and the income from such ETFs may generate non-qualifying income. Similarly, the Fund may make certain direct investments in exchange traded products (such as certain ETNs) that may produce non-qualifying income for purposes of the 90% Test. In addition, the status of certain commodity-linked instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked investments will not be considered qualifying income. The income from investments by the Fund in certain ETFs and ETNs that provide exposure to or are otherwise linked to the returns of commodities or the commodities market also may not produce qualifying income depending on the characteristics of such entity or instrument. As a result, the Sub-Advisor and Advisor anticipate monitoring the Fund’s investments in ETFs and other exchange traded products very closely to ensure that the Fund’s non-qualifying income from such investments (when combined with any other non-qualifying income from the Fund’s investments) remains within the acceptable limits. It is possible, however, that if such income is more than anticipated it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to fail to qualify as a RIC. As noted above, if the Fund fails to meet the RIC qualification tests, the Fund may be subject to corporate level taxes unless it is eligible for certain relief provisions under the Code. The payment of such taxes would likely negatively affect the returns on the Fund.

Options, Swaps and Other Complex Securities

The Fund may invest in ETFs that invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the ETFs are treated as ordinary income or capital gain, accelerate the recognition of income to the ETFs and/or defer the ETFs’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, an ETF will be required to include as part of its current income the imputed interest on such obligations even though the ETF has not received any interest payments on such obligations during that period. Because the ETFs are taxable as RICs and the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell assets to distribute such imputed income which may occur at a time when the Sub-Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The ETFs in which the Fund invests are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on “broad based” securities indices are classified as “non-equity options” under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by an ETF on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

Dividends and interest received by an ETF holding foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If an ETF, in which the Fund invests, is taxable as a RIC and meets certain requirements, which include a requirement that more than 50% of the value of the ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the Internal Revenue Service (“IRS”) that may enable its shareholders, including the Fund, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the ETF, subject to certain limitations. Foreign tax credits and deductions, if any, received by the Fund as a result of an investment in an ETF will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Code. If the Fund is a “qualified fund of funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund of funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

41

The ETFs’ transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the ETFs (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the ETFs and defer losses. These rules could therefore affect the character, amount and timing of distributions to the ETFs’ shareholders, including the Fund. These provisions also may require the ETFs to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the ETFs to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements, if applicable, for avoiding income and excise taxes.

If the Fund invests in ETFs that own shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the ETFs will be subject to one of the following special tax regimes: (i) the ETFs are liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the ETFs as a dividend to its shareholders; (ii) if the ETFs were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the ETFs would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the ETFs’ pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the ETFs; or (iii) the ETFs may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Tax-Exempt Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. The Fund may invest in REITs that hold residual interests in REMICs. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts which are subject to special rules, are strongly encouraged to consult with their tax advisers regarding these issues.

Back-Up Withholding

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

42

Foreign Shareholders

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for taxable years beginning before January 1, 2012, “interest related dividends” and “qualified short-term capital gain dividends” generally will not be subject to U.S. withholding taxes. It is unclear whether these provisions will be extended by legislation to tax years beginning on or after January 1, 2012, as they have been in the past. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of shares of the Fund received by shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Non-U.S. Investors are encouraged to consult their tax adviser prior to investing in the Fund.

Taxes on Creation and Redemptions of Creation Units

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

43

The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Other Tax Considerations

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund’s Advisor, Sub-Advisor, Distributor, or any affiliated person of the Fund, the Advisor, Sub-Advisor, or Distributor.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. Daily access to information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor, Sub-Advisor, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement. As of the date of this SAI, the Fund has not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity. Once the Fund commences operations it expects to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

44

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund’s Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, the Sub-Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserves the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Fund and does not mean the cash investments and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. The Fund will vote separately on matters relating solely to that Fund. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by the Board on the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814.

45

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker LLP, located at 1818 Market Street, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

The Bank of New York Mellon (the “Custodian”), located at 101 Barclay Street, New York, New York 10286, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian (the “Custody Agreement”). Under the Custody Agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore, it does not have any Financial Statements.

46

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

•	XI. PROXY VOTING

Policy

Adviser as a general matter does not accept responsibility for voting proxies for portfolio securities held within Client accounts. There may be exceptions to this policy. With respect to accounts over which Adviser performs proxy voting, it maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Adviser’s proxy policies and practices. Our policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Adviser’s Advisory Agreements evidence the fact that voting authority has been retained by the Client. Under ERISA, Adviser is responsible to vote proxies for the Client in the absence of specific written acknowledgement by the Client that the authority has been retained or granted elsewhere. Adviser may utilize the services of a third party voting agent.

Background & Description

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which Adviser votes the securities owned by its Clients for which Adviser exercises voting authority and discretion (the “Proxies”). These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our Clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act. Investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority. Responsibility for voting the Proxies is established by advisory agreements or comparable documents with our Clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in U.S. Department of Labor (“DOL”) Bulletin 94-2. These policies and procedures apply to any Client that has contractually delegated authority and discretion for proxy voting to the Adviser, including Fund Clients. Adviser takes no responsibility for the voting of any proxies on behalf of any Client who has either retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party. These proxy voting policies and procedures are available to all Clients upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

A-1

Responsibility

The Investment & Trading Committee is responsible for the implementation and monitoring of Adviser’s Proxy Voting Policies and Procedures, including associated practices, disclosures and recordkeeping, as well as oversight of a third party voting agent, if applicable. The Investment & Trading Committee may delegate responsibility for the performance of these activities but oversight and ultimate responsibility remain with the Investment & Trading Committee.

Procedures

Adviser has adopted various procedures to implement the firm’s Proxy Voting policy and reviews to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate. The procedures are as follows:

•	Proxy Voting Guidelines

The guiding principle by which Adviser votes on all matters submitted to security holders is the maximization of the ultimate economic value of our Clients’ holdings. Furthermore, Adviser is mindful that for ERISA and other Covered Person benefit plans, the focus on the realization of economic value is solely for the benefit of plan participants and their beneficiaries. Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures

•	In the absence of specific voting guidelines, Adviser will vote proxies in the best interests of the fund shareholder.

•	Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services;

•	Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights; and

•	In reviewing proposals, Adviser will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

For Clients that have delegated to Adviser the discretionary power to vote the securities held in their account, Adviser does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the Client itself or a third party. Adviser views the delegation of discretionary voting authority as an absolute choice for its Clients. Adviser’s Clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

In the event that Adviser acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any proxy voting procedures or resolutions or other instructions approved by an authorized person of the Fund.

A-2

Absent any legal or regulatory requirement to the contrary, it is generally the policy of Adviser to maintain the confidentiality of the particular votes that it casts on behalf of its Clients. Any registered investment companies managed by Adviser disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any Client of Adviser can obtain details of how Adviser has voted the securities in its account by contacting a service representative at Adviser. Adviser does not, however, generally disclose the results of voting decisions to third parties.

•	Conflicts of Interest in Connection with Proxy Voting

The Investment & Trading Committee has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all Covered Persons are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of Adviser’s Clients. If at any time any Covered Person becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any Client, he or she should contact any member of the Investment & Trading Committee or the CCO. If any Covered Person is pressured or lobbied either from within or outside of Adviser with respect to any particular voting decision, he or she should contact any member of the Investment & Trading Committee or the CCO. The full Investment & Trading Committee will use its best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the Clients. The Investment & Trading Committee may cause any of the following actions to be taken in that regard:

•	vote the relevant Proxy in accordance with the vote indicated by the Guidelines;

•	vote the relevant Proxy as an Exception (as defined below), provided that the reasons behind the voting decision are in the best interest of the Client, are reasonably documented and are approved by the CCO; or

•	direct a third party Proxy Voter to vote in accordance with its independent assessment of the matter.

•	Committee Responsibilities

The administration of these Proxy Voting policies and procedures is governed by the Investment & Trading Committee.

The Investment & Trading Committee has regular meetings, and may meet other times as deemed necessary by the Chair or any member of the Investment & Trading Committee. At each regular meeting, minutes will be taken and on an annual basis the Investment & Trading Committee will review the existing Proxy Voting Guidelines and recommend any changes to those guidelines. In addition, the Investment & Trading Committee will review any “Exceptions” (as described below) that have occurred since the previous meeting of the Investment & Trading Committee. On all matters, the Investment & Trading Committee will make its decisions by a vote of a majority of its members. Any matter for which there is no majority agreement among members of the Investment & Trading Committee shall be referred to The Board of Directors.

A-3

•	Proxy Voting Procedures

•	Proxy Materials and Voting

•	All employees will forward any proxy materials received on behalf of the fund to the Assistant Compliance Officer (“ACO”);

•	The ACO will determine if the fund holds the security to which the proxy relates; and

•	Absent material conflicts, the CCO and/or ACO will determine how Adviser should vote the proxy in accordance with applicable voting guidelines, complete the proxy and mail the proxy in a timely and appropriate manner.

•	Disclosure

•	Adviser will provide conspicuously displayed information in our Brochure summarizing the firms proxy voting policy and procedures, including a provision that allows clients to request information regarding how proxies were voted, and request a copy of these policies and procedures; and

•	Adviser will also send a copy of this summary to all existing clients who have previously received our Brochure; or we will send each client an amended Brochure. Either mailing shall highlight the inclusion of information regarding proxy voting.

•	Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the ACO; and

•	In response to any request the ACO will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how the client's proxy was voted with respect to each proposal about which client inquired.

•	Conflicts of Interest

•	Adviser will identify any conflicts that exist between the firms interests and the interests of the fund by reviewing Adviser’s relationship with the issuer of each security to determine if the firm or any employees has any financial, business or personal relationship with the issuer;

•	If a material conflict of interest exists, the CCO will determine whether it is appropriate to disclose the conflict to the affected clients so as to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation; and

•	Adviser will maintain a record of the voting resolution of any conflict of interest.

A-4

The above Proxy Voting Policies and Procedures are designed to ensure that Client Account proxies are properly voted, material conflicts are avoided and fiduciary obligations are fulfilled. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above, and (ii) Adviser or any of its Covered Persons has a material conflict with Client Accounts in connection with the voting of proxies, as determined by Adviser, in its sole discretion, Adviser shall (A) prohibit any conflicted Covered Person from participating in and/or having any influence on Adviser’s evaluation of the proxy vote; (B) vote in accordance with the proxy voting recommendations of a majority of Client Accounts; or (C) follow the proxy voting recommendation of an independent third-proxy voting specialist.

Procedure for Documentation

Adviser shall maintain a record of each proxy received, any consideration or circumstances affecting voting decisions, and how and when votes were submitted.

A-5

APPENDIX B

Disclaimer

The Dow Jones Pring U.S. Business Cycle IndexSM (the “Index”) is a joint product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME Indexes”), and Pring Research, and has been licensed for use. “Dow Jones®”, “Dow Jones Pring U.S. Business Cycle IndexSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and Pring Research, as the case may be, have been licensed to CME Indexes and have been sublicensed for use for certain purposes by Pring Turner Capital Group. Dow Jones and CME Indexes have no relationship to the Pring Turner Capital Group, other than the licensing of the Index and their respective service marks for use in connection with the AdvisorShares Pring Turner Dow Jones Business Cycle ETF (“Fund”).

Dow Jones and CME Indexes do not:

■	Sponsor, endorse, sell or promote the Fund.
■	Recommend that any person invest in the Fund.
■	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
■	Have any responsibility or liability for the administration, management or marketing of the Fund.
■	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

Dow Jones, CME Indexes, and their respective affiliates will not have any liability in connection with the Fund. Specifically,

•     Dow Jones, CME Indexes, and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME Indexes, and their respective affiliates disclaim any warranty about:

•     The results to be obtained by the [products], the owner of the Fund or any other person in connection with the use of the Index and the data related to the Index;

•     The accuracy or completeness of the Index or related data;

•     The merchantability and the fitness for a particular purpose or use of the Index or related data;

•     Dow Jones, CME Indexes, and their respective affiliates will have no liability for any errors, omissions or interruptions in the Index or related data;

•     Under no circumstances will Dow Jones, CME Indexes, and their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if such party knows that they might occur.

The licensing relating to the use of the indexes and trademarks referred to above by Pring Turner Capital Group is solely for the benefit of Pring Turner Capital Group, and not for any other third parties.

B-1

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated July 30, 2007, as filed with the state of Delaware on August 1, 2007 for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust dated July 30, 2007 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)	Registrant’s By-Laws dated July 30, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(c)	Not applicable.

(d)(1)	Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(2)	Amendment and revised Schedule A, effective as of May 21, 2012, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, reflecting the addition of the Pring Turner Dow Jones Business Cycle ETF, is filed herewith.

(d)(3)	Second Amended and Restated Expense Limitation Agreement dated November 21, 2011 between the Registrant and AdvisorShares Investments, LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-004761 on January 30, 2012.

1

(d)(4)	Sub-Advisory Agreement dated November 20, 2009 between AdvisorShares Investments, LLC and WCM Investment Management, relating to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(d)(5)	Sub-Advisory Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(6)	Expense Limitation Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(7)	Sub-Advisory Agreement dated September 9, 2010, between AdvisorShares Investments, LLC and Cambria Investment Management, Inc. (now Cambria Investment Management, L.P.), relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(8)	Expense Limitation Agreement dated September 9, 2010 between AdvisorShares Investments, LLC and Cambria Investment Management, Inc. (now Cambria Investment Management, L.P.), relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 11 to the Registrant’s Registration statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(9)	Sub-Advisory Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(d)(10)	Expense Limitation Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

2

(d)(11)	Sub-Advisory Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(d)(12)	Expense Limitation Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(d)(13)	Sub-Advisory Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(d)(14)	Interim Investment Management Sub-Advisory Agreement dated May 21, 2012 between AdvisorShares Investments, LLC and American Retirement Planners, Inc., relating to the AdvisorShares Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(15)	Interim Expense Lmitation Agreement dated June 2, 2012 between AdvisorShares Investments, LLC and American Retirement Planners, Inc., relating to the AdvisorShares Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(16)	Expense Limitation Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(d)(17)	Sub-Advisory Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

3

(d)(18)	Expense Limitation Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(d)(19)	Sub-Advisory Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(d)(20)	Expense Limitation Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(d)(21)	Amended and Restated Investment Sub-Advisory Agreement dated March 29, 2012, between AdvisorShares Investments LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunies ETF and the Accuvest Global Long Short ETF, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(22)	Expense Limitation Agreement dated December 1, 2011 between AdvisorShares Investments, LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunities ETF and the Accuvest Global Long Short ETF, is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(d)(23)	Sub-Advisory Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and First Affirmative Financial Network, LLC, relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(24)	Sub-Advisory Agreement dated September 21, 2011 between AdvisorShares Investments, LLC and Reynders, McVeigh Capital Management, LLC, relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

4

(d)(25)	Sub-Advisory Agreement dated September 23, 2011 between AdvisorShares Investments, LLC and Community Capital Management, Inc., relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(26)	Sub-Advisory Agreement dated September 23, 2011 between AdvisorShares Investments, LLC and Baldwin Brothers, Inc., relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(d)(27)	Sub-Advisory Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR™ Global Buy-Write ETF, is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(d)(28)	Expense Limitation Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR™ Global Buy-Write ETF, is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(d)(29)	Sub-Advisory Agreement dated December 21, 2011 between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(30)	Expense Limitation Agreement dated December 21, 2011 between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(31)	Sub-Advisory Agreement dated December 8, 2011 between AdvisorShares Investments, LLC and Your Source Financial PLC, relating to the AdvisorShares Global Alpha & Beta ETF, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-004761 on January 30, 2012.

(d)(32)	Sub-Advisory Agreement dated June 5, 2012 between AdvisorShares Investments, LLC and Pring Turner Capital Group, is filed herewith.

5

(d)(33)	Expense Limitation Agreement dated June 5, 2012 between AdvisorShares Investments, LLC and Pring Turner Capital Group, is filed herewith.

(d)(34)	Form of Sub-Advisory Agreement between AdvisorShares Investments, LLC and Newfleet Asset Management, LLC, relating to the Newfleet Multi-Sector Income ETF, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(d)(35)	Form of Expense Limitation Agreement between AdvisorShares Investments, LLC and Newfleet Asset Management, LLC, relating to the Newfleet Multi-Sector Income ETF, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(e)(1)	ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)	Fifth Amendment and revised Exhibit A, dated August 30, 2011, to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(e)(3)	Sixth Amendment and revised Exhibit A to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC to be filed by amendment.

(e)(4)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)	Revised Schedule II, as last revised May 21, 2012, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is filed herewith.

6

(h)(1)	Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)	Revised Exhibit A, as last revised May 21, 2012, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is filed herewith.

(h)(3)	Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(4)	Revised Appendix I, as last revised May 21, 2012, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is filed herewith.

(h)(5)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(6)	License Agreement between AdvisorShares Investments, LLC and the Global Echo Foundation, to be filed by amendment.

(i)(1)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Dent Tactical ETF, WCM/BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF (now Accuvest Global Long Short ETF), Peritus High Yield ETF, Cambria Global Tactical ETF, and Active Bear ETF, is incorporated herein by reference to Exhibit (i)(1) of Post Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-15786 and 811-22110), as filed with the SEC on October 28, 2011.

(i)(2)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (i)(8) of Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-064139 on November 30, 2010.

(i)(3)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Meidell Tactical Advantage ETF (formerly, the AdvisorShares Tactical ETF), is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

7

(i)(4)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-002901 on January 19, 2011.

(i)(5)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(i)(6)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Accuvest Global Opportunities ETF, is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

(i)(7)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(i)(8)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the STAR™ Global Buy-Write ETF, is incorporated herein by reference to exhibit (i)(8) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession NO. 0001144204-11-060142 on October 28, 2011.

(i)(9)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the QAM Equity Hedge ETF, is incorporated herein by reference to exhibit (i)(9) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(i)(10)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the AdvisorShares Global Alpha & Beta ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-004761 on January 30, 2012.

(i)(11)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Pring Turner Dow Jones Business Cycle ETF, is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm, Tait, Weller & Baker LLP, is filed herewith.

8

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(m)(2)	Revised Schedule A to the Distribution Plan is filed herewith.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(2)	Code of Ethics of AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(3)	Code of Ethics of Foreside Financial Group, LLC (including Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)	Code of Ethics of H.S. Dent Investment Management, LLC is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(p)(5)	Code of Ethics of WCM Investment Management is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(p)(6)	Code of Ethics of Peritus I Asset Management, LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(p)(7)	Code of Ethics of Cambria Investment Management, Inc. (now Cambria Investment Management, L.P.) is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

9

(p)(8)	Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No 0001144204-10-050506 on September 22, 2010.

(p)(9)	Code of Ethics of Madrona Funds, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-068568 on December 28, 2010.

(p)(10)	Code of Ethics of American Retirement Planners II, Inc. is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(p)(11)	Code of Ethics of Trim Tabs Asset Management, LLC is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(p)(12)	Code of Ethics of Rockledge Advisors LLC is incorporated herein by reference to Exhibit is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(p)(13)	Code of Ethics of Accuvest Global Advisors is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(p)(14)	Code of Ethics of First Affirmative Financial Network, LLC, is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(15)	Code of Ethics of Reynders, McVeigh Capital Management, LLC, is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(16)	Code of Ethics of Baldwin Brothers, Inc., is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

10

(p)(17)	Code of Ethics of Community Capital Management Inc., is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(18)	Code of Ethics of Partnervest Advisory Services, LLC, is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(p)(19)	Code of Ethics of Commerce Asset Management, LLC, is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(p)(20)	Code of Ethics of Your Source Financial, PLC, is incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-004761 on January 30, 2012.

(p)(21)	Code of Ethics of Pring Turner Capital Group is filed herewith.

(p)(22)	Code of Ethics of Newfleet Asset Management, LLC, is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

(q)	Powers of Attorney dated May 2012 for Messrs. Noah Hamman, Dan Ahrens and William G. McVay and Madame Elizabeth Piper/Bach are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-12-036318 on June 25, 2012.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

AdvisorShares Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

11

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii)       as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)       in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A)      by the court or other body approving the settlement;

(B)       by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)       by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

12

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years (June 30, 2010 and 2011), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC

AdvisorShares Investments, LLC, (the “Adviser”) serves as the investment adviser for the Trust. The principal address of the Adviser is 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2010 and 2011, none of the directors, officers or partners of the Adviser is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WCM Investment Management

WCM Investment Management (“WCM”) serves as investment sub-adviser for the Trust’s WCM/BNY Mellon Focused Growth ADR ETF. The principal address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2010 and 2011, none of the directors, officers or partners of WCM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

13

Peritus I Asset Management, LLC

Peritus I Asset Management, LLC (“Peritus”) serves as investment sub-adviser for the Trust’s Peritus High Yield ETF. The principal address of Peritus is 26 West Anapamu, 3rd Floor, Santa Barbara, California 93101. Peritus is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2010 and 2011, none of the directors, officers or partners of Peritus is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Cambria Investment Management, L.P.

Cambria Investment Management, Inc. (“Cambria”) serves as investment sub-adviser for the Trust’s Cambria Global Tactical ETF. The principal address of Cambria is 2321 Rosecrans Avenue, Suite 4210, El Segundo, California 90245. Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Mebane Faber, CIO	AlphaClone LLC	Co-Founder/Consultant
Eric Richardson, CEO	Cohen & Richardson, LLP	Partner

Ranger Alternative Management, L.P.

Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-adviser for the Trust’s Active Bear ETF. The principal address of Ranger is 300 Crescent Court, Suite 1100, Dallas, Texas 75201. Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
John Del Vecchio	Parabolix Research Incorporated	President
Brad Lamensdorf	BHL Advisors, LLC	Managing Member & Portfolio Manager
	Precision GP, LLC	Managing Member & Portfolio Manager
Scott Canon	Green Mountain Energy Company	Director

Madrona Funds, LLC

Madrona Funds, LLC (“Madrona”) serves as investment sub-adviser for the Trust’s Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF. The principal address of Madrona is 2911 Bond Street, Suite 105, Everett, Washington 98201. Madrona is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Brian K. Evans, Investment Manager and Managing Member	Bauer Evans, Inc. P.S.	Owner and Director
	BondStreet Wealth Management, LLC	Owner and Director
	Partners Mortgage Investment Fund I, LLC	Partner
	Partners Residential Real Estate Fund I, LLC	Partner
Robert W. Bauer, Investment Manager and Member	Bauer Eavans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee
Kristi R. Henderson, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee

14

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Robert W. Bauer, Investment Manager and Member	Bauer Eavans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee
Kristi R. Henderson, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee

American Retirement Planners II, Inc.

American Retirement Planners II, Inc. (doing business as “American Wealth Management”) serves as investment sub-adviser for the Trust’s Meidell Tactical Advantage ETF and the interim investment sub-adviser for the Trust’s AdvisorShares Dent Tactical ETF. The principal address of American Wealth Management is 570 Hammill Lane, Reno, Nevada, 89511. American Wealth Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Laif Meidell, President	Nevada-Area Council BSA	Executive Committee Member
	LDS Church	Bishop of FoothillWard
Patricia Meidell, Secretary	FPA of Nevada	Secretary/Treasurer

Trim Tabs Asset Management, LLC

Trim Tabs Asset Management, LLC (“TrimTabs”) serves as investment sub-adviser for the Trust’s TrimTabs Float Shrink ETF. The principal address of TrimTabs is 1505 Bridgeway, Suite 121, Sausalito, California 94965. TrimTabs is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Charles Biderman. President & Chief Executive Officer	TrimTabs Investment Research	President & CEO
Minyi Chen, Executive Vice President & Portfolio Manager	TrimTabs Investment Research	EVP Research

Rockledge Advisors LLC

Rockledge Advisors LLC (“Rockledge”) serves as investment sub-adviser for the Trust’s Rockledge SectorSAM ETF. The principal address of Rockledge is 460 Classon Avenue, Brooklyn, New York 11238. Rockledge is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Alex Gurvich	New York City Montessori Charter School	Board Member and Treasurer
James Mitchell	Tremont Group Holdings Tremont Capital (UK) Ltd. Tremont Bermuda Limited	Senior Vice President Managing Director Director

15

Accuvest Global Advisors

Accuvest Global Advisors (“Accuvest”) serves as investment sub-adviser for the Trust’s Accuvest Global Opportunities ETF and Accuvest Global Long Short ETF. The principal address of Accuvest is 3100 Oak Road, Suite 380, Walnut Creek, California 94597. Accuvest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Brad Jensen, Managing Director	William Wright Associates	Senior Portfolio Manager

First Affirmative Financial Network, LLC

First Affirmative Financial Network, LLC (“First Affirmative Financial”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of First Affirmative Financial is 5475 Mark Dabling Boulevard, Suite 108, Colorado Springs, Colorado 80918. First Affirmative Financial is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Steven J. Schueth	Alliance for Sustainable Colorado (non-profit)	Director, Treasurer
	Americans for Nonsmokers Rights	Director
	Americans for Nonsmokers Rights Foundation (non-profit)	Director

Reynders, McVeigh Capital Management, LLC

Reynders, McVeigh Capital Management, LLC (“Reynders McVeigh”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Reynders McVeigh is 121 High Street, 5th floor, Boston, Massachusetts 02110. Reynders McVeigh is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Chat Reynders, Chairman and CEO	Highwood Productions	President and Owner

Baldwin Brothers, Inc.

Baldwin Brothers, Inc. (“Baldwin Brothers”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Baldwin Brothers is 204 Spring St., Marion, Massachusetts, 02738. Baldwin Brothers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Chris de Rotth	Account Manager	Partner
Michael Baldwin	Northeast Investors	Trustee
David Barrett	Tabor Academy	Trustee

16

Community Capital Management Inc.

Community Capital Management Inc. (“Community Capital”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Community Capital is 2500 Weston Road, Suite 101, Weston, Florida 3331. Community Capital is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
David Downes, CEO	Oppenheimer Funds Internet Capital Glaxo Smith Kline Benefit THL Credit	Trustee Director Trust, Chair Director
Michelle Rogers, EVP/Senior Portfolio Manager	BAND (Broward Alliance for Neighborhood Development)	Unpaid board member
Barbara VanScoy, Founder, Chair of the Board & Senior Portfolio Manager	Southern Municipal Finance Society	Unpaid board member
Julie Egan, SVP/Portfolio Manager	Class Action Claims Management	Member

Partnervest Advisory Services, LLC

Partnervest Advisory Services, LLC (“Partnervest”) serves as investment sub-adviser for the Trust’s STAR™ Global Buy-Write ETF. The principal address of Partnervest is 1216 State Street 3rd Floor,
Santa Barbara, California, 93101. Partnervest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Timothy J. Mahota , Managing Member and Chief Compliance Officer	Integral Development Corp	General Counsel

Commerce Asset Management, LLC

Commerce Asset Management, LLC (“Commerce Management”) serves as investment sub-adviser for the Trust’s QAM Equity Hedge ETF. The principal address of Commerce Management is 6075 Poplar Ave, Suite 723, Memphis, Tennessee 38119. Commerce Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
J. Vincent Robinson, CEO	Trust One Bank, division of Synovus	Advisory Board member
	Ducks Unlimited, Inc	Non Board member independent audit committee member
	Christian Brothers University	Non Board member, independent audit committee member

17

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Akos Beleznay, CIO	Equitas Partners LLC (GP of Equitas Evergreen Fund LP)	co-founder and principal, thru
	Equitas Evergreen Fund LP	CIO
	Equitas Capital Advisors LLC	Director of Consulting Research
Kurt Voldeng, COO	Memphis Sigma Chi Housing Group, non-profit	Treasurer

Your Source Financial, PLC

Your Source Financial, PLC (“Your Source Financial”) serves as investment sub-advisor for the Trust’s AdvisorShares Global Alpha & Beta ETF. The principal address of Your Source Financial is 707 E. Northern Avenue, Phoenix, Arizona, 85020. Your Source Financial is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Raymond J. Dimuro, Managing Member	Your Source Accounting, LLC	Member
	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Lock, Metz, Malinovic, LLC	Executive Board
George R. Collett, Managing Member, CCO	Your Source Accounting, LLC	Member
	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Lock, Metz, Malinovic, LLC	Executive Board
James R. Baum, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Arizona Opera	Board of Trustees
Jeffry W. Baum, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Manhatten Associates, Inc.	Senior Vice President, Asia Pacific
Douglas A. Cling, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Cling’s Manufacturing	President
Ethan Lock, Member	Lock, Metz, Malinovic, LLC	Member, Executive Board
Eric Metz, Member	Lock, Metz, Malinovic, LLC	Member, Executive Board
Vance Malinovic, Member	Lock, Metz, Malinovic, LLC	Member

Pring Turner Capital Group

Pring Turner Capital Group (“Pring Turner”) serves as investment sub-advisor for the Trust’s Pring Turner Dow Jones Business Cycle ETF. The principal address of Pring Turner is 1600 South Main Street, Suite #375, Walnut Creek, California 94596. Pring Turner is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

18

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Martin Pring	Pring Research	Owner
Joe D. Turner	Joe D. Turner, Trustee	Sole proprietor

Newfleet Asset Management, LLC

Newfleet Asset Management, LLC (“Newfleet”) serves as investment sub-advisor for the Trust’s Newfleet Multi-Sector Income ETF. The principal address of Newfleet is 100 Pearl Street, Hartford, Connecticut 06103. Newfleet is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

See “Management of the Fund” in the Prospectus and “Services of the Adviser and Subadviser” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of Newfleet, reference is made to Newfleet’s current Form ADV (SEC File No. 801-51559) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a) In addition to the Registrant, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Mileage Funds
4.	American Beacon Select Funds
5.	Bennett Group of Funds
6.	Bridgeway Funds, Inc.
7.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
8.	Central Park Group Multi-Event Fund
9.	Century Capital Management Trust
10.	del Rey Global Investors Funds
11.	Direxion Shares ETF Trust
12.	DundeeWealth Funds
13.	FlexShares Trust
14.	FocusShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Gottex Multi-Alternatives Fund - I
18.	Gottex Multi-Alternatives Fund - II
19.	Gottex Multi-Asset Endowment Fund - I
20.	Gottex Multi-Asset Endowment Fund - II
21.	Henderson Global Funds
22.	Ironwood Institutional Multi-Strategy Fund LLC

19

23.	Ironwood Multi-Strategy Fund LLC
24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
25.	Nomura Partners Funds, Inc.
26.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
27.	PMC Funds, Series of Trust for Professional Managers
28.	Precidian ETFs Trust
29.	Quaker Investment Trust
30.	RevenueShares ETF Trust
31.	Sound Shore Fund, Inc.
32.	Turner Funds
33.	Wintergreen Fund, Inc.

(b) The following officers of the Distributor hold the following positions with the Registrant. Unless otherwise noted the principal business address of each officer of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Positions with Underwriter	Positions and Offices with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Director of Compliance	None

(c) Not Applicable

Item 33. Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, MD 20814

(b)	Advisor:
AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, MD 20814

20

(c)	Sub-Advisors:
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93101

Cambria Investment Management, L.P.
2321 Rosecrans Avenue, Suite 4210
El Segundo, California 90245

Ranger Alternative Management L.P.
300 Crescent Court,Suite 1100
Dallas, Texas 75201

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

Trim Tabs Asset Management, LLC
1505 Bridgeway,Suite 121
Sausalito, California 94965

Rockledge Advisors LLC
460 Classon Avenue
Brooklyn, New York 11238

Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, California 94597

First Affirmative Financial Network, LLC
5475 Mark Dabling Boulevard, Suite 108
Colorado Springs, Colorado 80918

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, Massachusetts 02110

Baldwin Brothers, Inc.
204 Spring Street
Marion, Massachusetts 02738

Community Capital Management Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

21

Partnervest Advisory Services, LLC
1216 State Street 3rd Floor
Santa Barbara, California, 93101

Commerce Asset Management, LLC
6075 Poplar Ave, Suite 723
Memphis, Tennessee 38119

Your Source Financial, PLC
707 E. Northern Avenue
Phoenix, Arizona 85020

Pring Turner Capital Group
1600 South Main Street, Suite #375
Walnut Creek, California 94596

Newfleet Asset Management, LLC
100 Pearl Street
Hartford, Connecticut 06106

(d)	Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza,Suite 100
Portland, Maine 04101

(e)	Custodian and Administrator:
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

22

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 48 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 27th day of June, 2012.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	June 27, 2012
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

*	Trustee	June 27, 2012
Elizabeth Piper/Bach

*	Trustee	June 27, 2012
William G. McVay

*	Secretary, Chief Compliance	June 27, 2012
Dan Ahrens	Officer and Treasurer

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

23

Exhibit Index

Exhibit Number	Exhibit:

(d)(2)	Amendment and revised Schedule A, effective as of May 21, 2012, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC

(d)(32)	Sub-Advisory Agreement dated June 5, 2012 between AdvisorShares Investments, LLC and Pring Turner Capital Group

(d)(33)	Expense Limitation Agreement dated June 5, 2012 between AdvisorShares Investments, LLC and Pring Turner Capital Group

(g)(2)	Revised Schedule II, as last revised May 21, 2012, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon

(h)(2)	Revised Exhibit A, as last revised May 21, 2012, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon

(h)(4)	Revised Appendix I, as last revised May 21, 2012, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon

(i)(11)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

(j)	Consent of Independent Registered Public Accounting Firm, Tait, Weller & Baker LLP

(m)(2)	Revised Schedule A to the Distribution Plan

(p)(21)	Code of Ethics of Pring Turner Capital Group

24